RELATED PARTY TRANSACTIONS - Founder Shares (Details)				1 Months Ended	2 Months Ended	9 Months Ended
	Mar. 02, 2021 item $ / shares shares	Feb. 25, 2021 shares	Dec. 21, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) item $ / shares	Sep. 30, 2021 item $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 25,000
Share dividend		718,750
Restrictions on transfer period of time after business combination completion	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Class B Common Stock
Related Party Transaction [Line Items]
Share dividend	0.1	0.1
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders					20.00%
Founder Shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Founder Shares | Class B Common Stock
Related Party Transaction [Line Items]
Share dividend		0.1
Aggregate number of shares owned		7,906,250
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued			7,187,500	7,187,500
Aggregate purchase price | $			$ 25,000	$ 25,000
Share dividend		0.1
Aggregate number of shares owned		7,906,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%			20.00%
Restrictions on transfer period of time after business combination completion					1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item					30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days